General principles for the preparation of the consolidated financial statements (Details) - Schedule of functional and presentation currency	12 Months Ended
Dec. 31, 2022
Brera Holdings PLC [Member]
Schedule of functional and presentation currency [Abstract]
Entity	Brera Holdings PLC
Functional Currency	United States dollar (“US$”)
Brera Milano S.r.l. [Member]
Schedule of functional and presentation currency [Abstract]
Entity	Brera Milano S.r.l.
Functional Currency	Euro (“EUR”)